Cash and cash equivalents (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Cash and Cash Equivalents [Line Items]
Long-term deposits	$ 4,356,420	$ 46,723,278	$ 4,804,224
Banco de Chile Due On January 30 2019 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Deposits monthly interest rate		0.29%
CLP [Member] | Banco de Chile Due On January 09 2019 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-24-2018
Due date of deposits		01-09-2019
Deposits monthly interest rate		0.21%
Long-term deposits		$ 1,250,613
CLP [Member] | Banco Santander Chile Due On January 10 2019 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-18-2018
Due date of deposits		01-10-2019
Deposits monthly interest rate		0.25%
Long-term deposits		$ 2,803,033
CLP [Member] | Banco Santander Chile1 Due On January 10 2019 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-19-2018
Due date of deposits		01-10-2019
Deposits monthly interest rate		0.26%
Long-term deposits		$ 10,010,400
CLP [Member] | Banco Santander Chile Due On January 24 2019 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-27-2018
Due date of deposits		01-24-2019
Deposits monthly interest rate		0.25%
Long-term deposits		$ 10,003,333
CLP [Member] | Banco de Chile Due On January 03 2020 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-27-2019
Due date of deposits	01-03-2020
Deposits monthly interest rate	0.12%
Long-term deposits	$ 2,450,392
CLP [Member] | Banco Consorcio - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-20-2017
Due date of deposits			01-03-2018
Deposits monthly interest rate			0.24%
Long-term deposits			$ 4,804,224
ARS [Member] | Banco Frances - Argentina [Member] | Banco Frances - Argentina Due On March 07, 2019
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-07-2018
Due date of deposits		03-07-2019
Deposits monthly interest rate		0.53%
Long-term deposits		$ 5,921,330
ARS [Member] | Banco Frances - Argentina [Member] | Banco Frances - Argentina Due On March 12, 2019
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-12-2018
Due date of deposits		03-12-2019
Deposits monthly interest rate		0.50%
Long-term deposits		$ 5,110,766
ARS [Member] | Banco Frances - Argentina [Member] | Banco Itau - Argentina Due On January 07, 2019
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		11-07-2018
Due date of deposits		01-07-2019
Deposits monthly interest rate		0.58%
Long-term deposits		$ 6,013,947
ARS [Member] | HSBC Bank Chile [Member] | Banco HSBC - Argentina Due On March 12, 2019
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-12-2018
Due date of deposits		03-12-2019
Deposits monthly interest rate		0.50%
Long-term deposits		$ 4,921,479
USD [Member] | Banco de Chile Due On January 30 2019 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-21-2018
Due date of deposits		01-30-2019
Long-term deposits		$ 486,812
USD [Member] | Banco de Chile Due On January 25 2019 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-26-2018
Due date of deposits		01-25-2019
Deposits monthly interest rate		0.27%
Long-term deposits		$ 139,017
USD [Member] | Banco de Chile1 Due On January 25 2019 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-27-2018
Due date of deposits		01-25-2019
Deposits monthly interest rate		0.23%
Long-term deposits		$ 62,548
USD [Member] | Banco de Chile Due On January 09 2020 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-27-2019
Due date of deposits	01-09-2020
Deposits monthly interest rate	0.12%
Long-term deposits	$ 1,108,307
USD [Member] | Banco de Chile Due On January 10 2020 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-20-2019
Due date of deposits	01-10-2020
Deposits monthly interest rate	0.12%
Long-term deposits	$ 486,897
USD [Member] | Banco de Chile Due On January 06 2020 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-23-2019
Due date of deposits	01-06-2020
Deposits monthly interest rate	0.12%
Long-term deposits	$ 310,824